Revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue
25.	Revenue

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Revenue from contracts with customers	20,337,881	23,011,381	27,400,035

a)
The Group is primarily engaged in the assembly and testing services on high-integration and high-precision integrated circuits, and recognized revenue based on the progress towards completion of performance obligation during the service period. Information on revenue disaggregation is provided in Note 44.

b)	Contract assets and liabilities
The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2020	December 31, 2020	December 31, 2021
	NT$000	NT$000	NT$000
Contract assets	377,869	389,016	400,255

Contract liabilities (Advance payments)	1,231	—	—

c)	The information relating to loss allowance for contract assets is provided in Note 43 a).

d)
Revenue recognized for the years ended December 31, 2020 and 2021, amounted to NT$565 thousand and nil, respectively, was related to carried forward contract liabilities for performance obligations not satisfied in prior year.

e)
All of the service contracts are for periods of one year or less. As permitted under IFRS 15, “Revenue from Contracts with Customers”, the transaction price allocated to these unsatisfied contracts is not disclosed.